UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments

Foreign Government Bonds — 52.9%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.2%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$290,829
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	331,956
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,021	1,255,022
Total Albania			$1,877,807

Argentina — 1.4%
Argentina POM Politica Monetaria, 42.82%, (ARLLMONP), 6/21/20(2)	ARS	94,320	$3,003,711
City of Buenos Aires, 38.69%, (BADLAR + 3.25%), 3/29/24(2)	ARS	10,091	253,642
City of Buenos Aires, 43.44%, (BADLAR + 5.00%), 1/23/22(2)	ARS	1,132	29,333
Provincia de Buenos Aires, 40.61%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	77,967	1,977,235
Provincia de Buenos Aires, 49.22%, (BADLAR + 3.83%), 5/31/22(2)	ARS	16,822	440,334
Republic of Argentina, 4.50%, 6/21/19	USD	2,998	2,948,627
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	2,010,707
Total Argentina			$10,663,589

Armenia — 0.2%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	1,150	$1,165,674
Total Armenia			$1,165,674

Bahrain — 0.5%
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	200	$207,766
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	850,126
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	191,665
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,018,493
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	1,430	1,325,490
Total Bahrain			$3,593,540

Barbados — 0.3%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	4,628	$2,474,592
Total Barbados			$2,474,592

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	162	$90,785
Republic of Srpska, 1.50%, 10/30/23	BAM	442	242,752
Republic of Srpska, 1.50%, 12/15/23	BAM	29	15,690
Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,099,115
Republic of Srpska, 1.50%, 6/9/25	BAM	374	200,637

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina (continued)
Republic of Srpska, 1.50%, 12/24/25	BAM	465	$249,627
Republic of Srpska, 1.50%, 9/25/26	BAM	289	154,197
Republic of Srpska, 1.50%, 9/26/27	BAM	99	51,642
Total Bosnia and Herzegovina			$3,104,445

Brazil — 1.0%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,427,583
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,029,556
Total Brazil			$7,457,139

Colombia — 0.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,050,788
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,278,584
Total Colombia			$3,329,372

Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	64,412	$98,288
Total Costa Rica			$98,288

Croatia — 0.8%
Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,997,726
Total Croatia			$5,997,726

Dominican Republic — 0.2%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$222,954
Dominican Republic, 10.50%, 4/7/23(1)	DOP	80,400	1,643,206
Total Dominican Republic			$1,866,160

Fiji — 0.6%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	4,981	$4,993,343
Total Fiji			$4,993,343

Indonesia — 9.3%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$1,864,767
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	2,953,898
Indonesia Government Bond, 7.50%, 5/15/38	IDR	448,372,000	25,581,020
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	313,501
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	728,346
Indonesia Government Bond, 8.25%, 5/15/36	IDR	334,459,000	20,674,747
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	2,828,813
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	918,433
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	7,510,357

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia (continued)
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	$2,069,107
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,495,421
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	388,385
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,540,442
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	605,246
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,597,977
Total Indonesia			$73,070,460

Macedonia — 0.8%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,755,821
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,260,255
Total Macedonia			$6,016,076

Malaysia — 2.4%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$18,912,480
Total Malaysia			$18,912,480

Mexico — 0.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,586,502
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	1,869,531
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,698,081
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,187,089
Total Mexico			$6,341,203

Peru — 6.3%
Peru Government Bond, 5.20%, 9/12/23	PEN	80,069	$24,283,124
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	8,946,192
Peru Government Bond, 6.15%, 8/12/32(1)(3)	PEN	6,029	1,786,058
Peru Government Bond, 6.35%, 8/12/28	PEN	39,262	12,118,502
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	671,238
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,836,654
Total Peru			$49,641,768

Russia — 3.8%
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	$11,083,301
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	460,427
Russia Government Bond, 8.15%, 2/3/27	RUB	630,000	9,401,117
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,630,877
Russian Federation, 3.50%, 1/16/19(1)	USD	6,000	6,003,714
Total Russia			$29,579,436

Security		Principal Amount (000’s omitted)	Value

Serbia — 8.6%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	5,594	$5,647,926
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	29,797,591
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	558,970	5,834,841
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	977,877
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,392,824
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	17,395,463
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,939,930
Total Serbia			$66,986,452

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,474	$1,501,574
Total Seychelles			$1,501,574

South Africa — 4.7%
Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,907,774
Republic of South Africa, 8.50%, 1/31/37	ZAR	85,000	4,962,203
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	6,499,538
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	13,480,285
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	5,755,770
Total South Africa			$36,605,570

Sri Lanka — 4.9%
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	1,100	$1,090,969
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	1,035,853
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	14,000	78,088
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,344,333
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	3,628,193
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,252,000	7,077,465
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	645,340	3,669,328
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	635,977
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,450,692
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	295,106
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	253,722
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	808,092
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,388,000	8,001,306
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	118,606
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,226,240	6,950,860
Total Sri Lanka			$38,438,590

Tanzania — 0.3%
Government of the United Republic of Tanzania, 8.544%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,322	$2,380,572
Total Tanzania			$2,380,572

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	507,299	$14,373,756
Total Thailand			$14,373,756

Turkey — 3.0%
Turkey Government Bond, 7.10%, 3/8/23	TRY	91,804	$10,716,708
Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,647,547
Turkey Government Bond, 10.70%, 8/17/22	TRY	14,780	2,028,098
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	3,232,898
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	5,935,978
Total Turkey			$23,561,229

Total Foreign Government Bonds (identified cost $462,413,812)			$414,030,841

Foreign Corporate Bonds — 0.5%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%
YPF SA, 47.833%, (BADLAR + 4.00%), 7/7/20(1)(2)	USD	2,550	$1,057,077
Total Argentina			$1,057,077

Colombia — 0.0%(5)
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$225,659
Total Colombia			$225,659

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,359,197
Total Indonesia			$1,359,197

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$291,135
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	442,281
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	272,385
Total Mexico			$1,005,801

Total Foreign Corporate Bonds (identified cost $6,409,515)			$3,647,734

Sovereign Loans — 0.4%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.1%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(7)		$3,760	$1,287,988
Total Barbados			$1,287,988

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$1,600	$1,530,746
Total Ethiopia			$1,530,746

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$730	$731,825
Total Kenya			$731,825

Total Sovereign Loans (identified cost $6,000,580)			$3,550,559

Short-Term Investments — 50.1%

Foreign Government Securities — 15.5%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.8%
Argentina Treasury Bill, 0.00%, 11/30/18	ARS	214,000	$6,333,566
Total Argentina			$6,333,566

Egypt — 12.0%
Egypt Treasury Bill, 0.00%, 1/1/19	EGP	140,325	$7,645,943
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	238,600	12,883,455
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	32,825	1,758,237
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	130,625	6,765,508
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	174,125	8,954,854
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	318,950	16,265,916
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	35,975	1,811,006
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	18,580,897
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	374,950	18,177,543
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	7,425	361,436
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	16,875	807,476
Total Egypt			$94,012,271

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Kazakhstan — 0.1%
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	$639,325
Total Kazakhstan			$639,325

Nigeria — 2.4%
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	874,769	$2,403,767
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	2,588,225	7,077,622
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	877,618	2,417,680
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	1,253,054	3,433,891
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	819,624	2,236,970
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	203,206	552,699
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	113,725	306,472
Total Nigeria			$18,429,101

Uruguay — 0.2%
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	32,965	$986,890
Uruguay Treasury Bill, 0.00%, 1/25/19	UYU	30,830	919,498
Total Uruguay			$1,906,388

Total Foreign Government Securities (identified cost $123,421,800)			$121,320,651

U.S. Treasury Obligations — 17.9%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/1/18(8)		$21,000	$21,000,000
U.S. Treasury Bill, 0.00%, 11/8/18(8)		19,775	19,767,137
U.S. Treasury Bill, 0.00%, 11/15/18(8)		19,775	19,758,773
U.S. Treasury Bill, 0.00%, 12/6/18(8)		19,775	19,733,977
U.S. Treasury Bill, 0.00%, 12/13/18(8)		19,800	19,750,479
U.S. Treasury Bill, 0.00%, 12/20/18(8)		19,775	19,716,862
U.S. Treasury Bill, 0.00%, 1/10/19		21,000	20,909,248

Total U.S. Treasury Obligations (identified cost $140,638,598)			$140,636,476

Other — 16.7%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(9)	130,803,864	$130,790,783

Total Other (identified cost $130,804,601)		$130,790,783

Total Short-Term Investments (identified cost $394,864,999)		$392,747,910

Total Investments — 103.9% (identified cost $869,688,906)		$813,977,044

Other Assets, Less Liabilities — (3.9)%		$(30,706,937)

Net Assets — 100.0%		$783,270,107

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $64,765,870 or 8.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $4,205,574 or 0.5% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	14,800,719	ZAR	218,318,000	Bank of America, N.A.	11/2/18	$2,006	$—
USD	21,083,719	ZAR	280,249,332	Standard Chartered Bank	11/2/18	2,086,985	—
ZAR	280,249,332	USD	18,999,311	Bank of America, N.A.	11/2/18	—	(2,576)
ZAR	12,668,000	USD	875,185	Bank of America, N.A.	11/2/18	—	(16,483)
ZAR	205,650,000	USD	15,471,462	Standard Chartered Bank	11/2/18	—	(1,531,452)
ARS	44,044,000	USD	1,223,444	BNP Paribas	11/5/18	—	(1,205)
ARS	159,884,297	USD	3,995,110	Goldman Sachs International	11/5/18	441,747	—
ARS	39,874,703	USD	1,100,599	Goldman Sachs International	11/5/18	5,941	—
BRL	142,502,601	USD	35,676,489	Standard Chartered Bank	11/5/18	2,615,221	—
BRL	123,519,000	USD	30,923,816	Standard Chartered Bank	11/5/18	2,266,832	—
BRL	123,519,000	USD	33,224,574	Standard Chartered Bank	11/5/18	—	(33,925)
BRL	142,502,601	USD	38,330,850	Standard Chartered Bank	11/5/18	—	(39,139)
CLP	411,619,000	USD	628,239	Standard Chartered Bank	11/5/18	—	(36,837)
CLP	13,346,886,000	USD	19,250,964	Standard Chartered Bank	11/5/18	—	(74,542)
CLP	12,935,267,000	USD	19,632,354	Standard Chartered Bank	11/5/18	—	(1,047,333)
IDR	72,000,000,000	USD	4,735,284	Deutsche Bank AG	11/5/18	—	(1,767)
IDR	187,417,576,900	USD	12,326,049	Deutsche Bank AG	11/5/18	—	(4,601)
IDR	69,350,000,000	USD	4,630,124	Goldman Sachs International	11/5/18	—	(70,827)
MXN	267,800,000	USD	14,210,138	Bank of America, N.A.	11/5/18	—	(1,026,625)
MXN	100,000,000	USD	5,160,542	HSBC Bank USA, N.A.	11/5/18	—	(237,647)
MXN	123,000,000	USD	6,033,581	Standard Chartered Bank	11/5/18	21,581	—
PEN	17,918,000	USD	5,348,657	Standard Chartered Bank	11/5/18	—	(34,108)
PEN	36,300,000	USD	10,801,964	Standard Chartered Bank	11/5/18	—	(35,243)
PEN	21,778,552	USD	6,501,060	Standard Chartered Bank	11/5/18	—	(41,457)
PEN	3,203,000	USD	975,781	The Bank of Nova Scotia	11/5/18	—	(25,758)
PEN	15,179,000	USD	4,529,693	The Bank of Nova Scotia	11/5/18	—	(27,542)
PEN	18,449,000	USD	5,505,521	The Bank of Nova Scotia	11/5/18	—	(33,476)
PEN	40,227,552	USD	11,970,704	The Bank of Nova Scotia	11/5/18	—	(39,056)
PHP	287,070,000	USD	5,361,585	Bank of America, N.A.	11/5/18	3,708	—
PHP	265,694,000	USD	4,975,357	BNP Paribas	11/5/18	—	(9,578)
PHP	326,500,000	USD	6,106,799	Citibank, N.A.	11/5/18	—	(4,565)
PHP	247,630,000	USD	4,624,967	Deutsche Bank AG	11/5/18	3,198	—
PHP	144,829,000	USD	2,704,961	Deutsche Bank AG	11/5/18	1,871	—
PHP	337,565,000	USD	6,304,677	JPMorgan Chase Bank, N.A.	11/5/18	4,360	—
PHP	424,900,000	USD	7,945,368	UBS AG	11/5/18	—	(4,054)
USD	6,118,018	ARS	243,803,000	Goldman Sachs International	11/5/18	—	(647,619)
USD	38,441,489	BRL	142,502,601	Standard Chartered Bank	11/5/18	149,779	—
USD	33,320,475	BRL	123,519,000	Standard Chartered Bank	11/5/18	129,826	—
USD	38,330,850	BRL	142,502,601	Standard Chartered Bank	11/5/18	39,139	—
USD	33,224,574	BRL	123,519,000	Standard Chartered Bank	11/5/18	33,925	—
USD	19,382,640	CLP	13,346,886,000	Standard Chartered Bank	11/5/18	206,218	—
USD	18,657,263	CLP	12,935,267,000	Standard Chartered Bank	11/5/18	72,243	—
USD	593,701	CLP	411,619,000	Standard Chartered Bank	11/5/18	2,299	—
USD	4,561,000	IDR	69,350,000,000	Deutsche Bank AG	11/5/18	1,702	—
USD	6,825,961	IDR	103,003,745,000	Goldman Sachs International	11/5/18	54,155	—

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,622,322	IDR	39,570,835,000	Goldman Sachs International	11/5/18	$20,805	$—
USD	5,581,818	IDR	84,413,831,900	JPMorgan Chase Bank, N.A.	11/5/18	32,175	—
USD	2,144,361	IDR	32,429,165,000	JPMorgan Chase Bank, N.A.	11/5/18	12,361	—
USD	18,106,007	MXN	367,800,000	Citibank, N.A.	11/5/18	—	(402)
USD	6,028,073	MXN	123,000,000	Goldman Sachs International	11/5/18	—	(27,088)
USD	10,943,624	PEN	36,300,000	Standard Chartered Bank	11/5/18	176,903	—
USD	6,480,748	PEN	21,778,552	Standard Chartered Bank	11/5/18	21,144	—
USD	5,331,945	PEN	17,918,000	Standard Chartered Bank	11/5/18	17,396	—
USD	12,255,157	PEN	40,227,552	The Bank of Nova Scotia	11/5/18	323,509	—
USD	5,489,957	PEN	18,449,000	The Bank of Nova Scotia	11/5/18	17,912	—
USD	4,516,887	PEN	15,179,000	The Bank of Nova Scotia	11/5/18	14,737	—
USD	953,132	PEN	3,203,000	The Bank of Nova Scotia	11/5/18	3,110	—
USD	5,320,545	PHP	287,070,000	Bank of America, N.A.	11/5/18	—	(44,748)
USD	4,962,347	PHP	265,694,000	BNP Paribas	11/5/18	—	(3,432)
USD	6,098,017	PHP	326,500,000	Citibank, N.A.	11/5/18	—	(4,217)
USD	2,655,220	PHP	144,829,000	Deutsche Bank AG	11/5/18	—	(51,611)
USD	4,547,007	PHP	247,630,000	Deutsche Bank AG	11/5/18	—	(81,159)
USD	6,258,157	PHP	337,565,000	JPMorgan Chase Bank, N.A.	11/5/18	—	(50,879)
USD	7,935,826	PHP	424,900,000	UBS AG	11/5/18	—	(5,488)
USD	14,252,165	ZAR	205,679,489	Goldman Sachs International	11/5/18	315,075	—
COP	15,900,000,000	USD	5,140,640	Bank of America, N.A.	11/6/18	—	(202,733)
COP	20,580,000,000	USD	7,077,516	Standard Chartered Bank	11/6/18	—	(686,187)
PLN	109,196,649	EUR	25,359,185	Goldman Sachs International	11/6/18	—	(273,706)
USD	11,320,052	COP	36,480,000,000	UBS AG	11/6/18	—	(9,183)
THB	40,000,000	USD	1,261,830	Bank of America, N.A.	11/9/18	—	(55,048)
THB	90,000,000	USD	2,832,861	Citibank, N.A.	11/9/18	—	(117,601)
THB	260,000,000	USD	8,192,202	Deutsche Bank AG	11/9/18	—	(348,118)
THB	844,000,000	USD	26,578,492	Deutsche Bank AG	11/9/18	—	(1,115,389)
THB	40,000,000	USD	1,209,482	Goldman Sachs International	11/9/18	—	(2,700)
THB	73,500,000	USD	2,222,222	Goldman Sachs International	11/9/18	—	(4,760)
THB	87,000,000	USD	2,738,864	Goldman Sachs International	11/9/18	—	(114,112)
THB	276,656,000	USD	8,571,836	Goldman Sachs International	11/9/18	—	(225,248)
THB	271,197,138	USD	8,540,203	JPMorgan Chase Bank, N.A.	11/9/18	—	(358,307)
THB	333,802,862	USD	10,511,705	JPMorgan Chase Bank, N.A.	11/9/18	—	(441,022)
THB	160,000,000	USD	4,906,470	Morgan Stanley & Co. International PLC	11/9/18	—	(79,342)
USD	4,547,564	THB	147,000,000	Citibank, N.A.	11/9/18	112,640	—
USD	2,348,891	THB	76,750,000	Goldman Sachs International	11/9/18	33,377	—
CZK	200,000,000	EUR	7,803,882	Bank of America, N.A.	11/14/18	—	(111,553)
TRY	156,413,435	USD	26,186,439	Standard Chartered Bank	11/15/18	1,561,606	—
USD	2,060,831	TRY	11,603,879	Goldman Sachs International	11/15/18	2,281	—
USD	6,976,067	TRY	39,316,749	Goldman Sachs International	11/15/18	1,199	—
USD	12,761,207	TRY	76,223,581	Standard Chartered Bank	11/15/18	—	(761,004)
USD	16,060,404	TRY	95,929,918	Standard Chartered Bank	11/15/18	—	(957,749)
IDR	38,171,000,000	USD	2,506,303	Bank of America, N.A.	11/19/18	—	(3,096)
IDR	320,000,000,000	USD	20,885,002	Citibank, N.A.	11/19/18	100,203	—

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	4,193,109,000	USD	1,099,688	Standard Chartered Bank	11/19/18	$13,445	$—
USD	849,394	ARS	32,039,142	Goldman Sachs International	11/20/18	—	(23,300)
USD	5,860,277	ARS	235,993,353	JPMorgan Chase Bank, N.A.	11/20/18	—	(567,800)
BRL	15,469,511	USD	4,200,034	Standard Chartered Bank	11/26/18	—	(52,224)
UGX	4,195,308,000	USD	1,099,688	Standard Chartered Bank	11/26/18	12,495	—
USD	33,233,770	EUR	27,856,142	Standard Chartered Bank	11/29/18	1,616,776	—
CLP	13,346,886,000	USD	19,393,906	Standard Chartered Bank	11/30/18	—	(212,139)
COP	18,832,750,000	USD	6,246,041	Credit Agricole Corporate and Investment Bank	11/30/18	—	(404,028)
COP	2,188,698,230	USD	736,768	UBS AG	11/30/18	—	(57,823)
IDR	44,300,975,194	USD	2,996,123	Standard Chartered Bank	11/30/18	—	(96,621)
MXN	101,771,617	USD	5,366,279	Goldman Sachs International	11/30/18	—	(376,932)
RSD	172,711,000	EUR	1,453,165	Citibank, N.A.	11/30/18	3,930	—
USD	2,124,649	IDR	32,485,880,000	Goldman Sachs International	11/30/18	—	(1,554)
USD	6,958,547	IDR	106,396,185,000	Goldman Sachs International	11/30/18	—	(5,091)
USD	444,046	IDR	6,792,120,000	Standard Chartered Bank	11/30/18	—	(499)
USD	1,454,316	IDR	22,245,215,839	Standard Chartered Bank	11/30/18	—	(1,635)
USD	2,034,382	MXN	38,582,098	Goldman Sachs International	11/30/18	142,897	—
USD	6,493,307	PEN	21,778,552	Standard Chartered Bank	11/30/18	40,077	—
USD	5,342,278	PEN	17,918,000	Standard Chartered Bank	11/30/18	32,973	—
USD	5,498,957	PEN	18,449,000	The Bank of Nova Scotia	11/30/18	32,310	—
USD	4,524,292	PEN	15,179,000	The Bank of Nova Scotia	11/30/18	26,583	—
COP	13,459,020,000	USD	4,177,225	Goldman Sachs International	12/3/18	—	(2,786)
COP	36,480,000,000	USD	11,307,245	UBS AG	12/3/18	7,365	—
USD	1,179,224	ARS	44,044,000	BNP Paribas	12/3/18	—	(1,581)
USD	1,062,192	ARS	39,874,703	Goldman Sachs International	12/3/18	—	(6,835)
USD	18,927,257	ZAR	280,249,332	Bank of America, N.A.	12/3/18	2,207	—
ZAR	218,318,000	USD	14,744,588	Bank of America, N.A.	12/3/18	—	(1,720)
BRL	123,519,000	USD	33,228,149	Standard Chartered Bank	12/4/18	—	(133,603)
BRL	142,502,601	USD	38,334,975	Standard Chartered Bank	12/4/18	—	(154,137)
PEN	5,266,400	USD	1,592,501	Standard Chartered Bank	12/4/18	—	(32,255)
USD	6,832,486	BRL	25,517,000	Standard Chartered Bank	12/4/18	—	(4,305)
USD	246,749	PEN	816,000	Standard Chartered Bank	12/4/18	4,998	—
IDR	69,350,000,000	USD	4,539,801	Deutsche Bank AG	12/5/18	—	(4,977)
MXN	367,800,000	USD	18,016,182	Citibank, N.A.	12/5/18	—	(18)
MXN	123,000,000	USD	5,998,093	Goldman Sachs International	12/5/18	26,888	—
USD	12,268,760	IDR	187,417,576,900	Deutsche Bank AG	12/5/18	13,451	—
USD	4,713,276	IDR	72,000,000,000	Deutsche Bank AG	12/5/18	5,168	—
CLP	1,786,000,000	USD	2,565,908	Goldman Sachs International	12/6/18	1,088	—
COP	3,607,945,501	USD	1,159,086	Citibank, N.A.	12/6/18	—	(40,166)
RUB	130,000,000	USD	1,981,103	Bank of America, N.A.	12/6/18	—	(16,115)
RUB	660,227,416	USD	9,573,508	Credit Suisse International	12/6/18	406,022	—
RUB	142,948,000	USD	2,072,792	Credit Suisse International	12/6/18	87,909	—
USD	885,261	EUR	739,798	Standard Chartered Bank	12/6/18	45,037	—
USD	314,365	EUR	262,710	Standard Chartered Bank	12/6/18	15,993	—
USD	2,192,668	RUB	151,215,169	Credit Suisse International	12/6/18	—	(92,993)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	49,354,720,000	USD	15,835,824	Credit Agricole Corporate and Investment Bank	12/7/18	$—	$(530,139)
COP	15,535,516,000	USD	4,998,959	Goldman Sachs International	12/13/18	—	(182,158)
USD	3,556,979	EUR	2,987,000	Goldman Sachs International	12/13/18	161,794	—
COP	15,264,484,000	USD	4,981,231	Credit Agricole Corporate and Investment Bank	12/14/18	—	(248,629)
PEN	12,650,000	USD	3,783,460	Standard Chartered Bank	12/17/18	—	(37,482)
USD	12,482,418	PEN	41,734,965	Standard Chartered Bank	12/17/18	123,660	—
EUR	2,160,181	USD	2,505,918	Deutsche Bank AG	12/20/18	—	(48,579)
COP	34,483,826,000	USD	11,357,561	UBS AG	12/21/18	—	(668,806)
COP	37,533,417,000	USD	12,382,362	UBS AG	12/21/18	—	(748,343)
HUF	6,980,000,000	EUR	21,583,025	Goldman Sachs International	12/21/18	—	(111,144)
UGX	4,788,440,000	USD	1,177,968	Standard Chartered Bank	1/7/19	80,900	—
UGX	4,849,592,000	USD	1,237,772	Citibank, N.A.	1/14/19	35,364	—
USD	1,177,992	EUR	993,524	Standard Chartered Bank	1/17/19	44,658	—
CZK	281,959,000	EUR	10,912,756	JPMorgan Chase Bank, N.A.	1/18/19	—	(39,905)
MXN	440,485,020	USD	23,159,731	Citibank, N.A.	1/18/19	—	(1,736,334)
UGX	4,543,680,000	USD	1,177,119	Citibank, N.A.	1/18/19	14,742	—
CZK	298,283,500	EUR	11,533,218	JPMorgan Chase Bank, N.A.	1/22/19	—	(32,710)
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	—	(10,094)
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	—	(16,594)
PLN	42,300,000	EUR	9,797,879	JPMorgan Chase Bank, N.A.	1/22/19	—	(131,761)
USD	216,030	KZT	79,920,232	Citibank, N.A.	1/22/19	3,769	—
UGX	9,051,811,000	USD	2,354,238	Citibank, N.A.	1/23/19	17,758	—
PLN	15,800,000	EUR	3,662,922	BNP Paribas	1/24/19	—	(53,367)
USD	1,609,481	EUR	1,394,111	Standard Chartered Bank	1/24/19	18,230	—
USD	4,419,890	MYR	18,000,000	Deutsche Bank AG	1/24/19	123,605	—
USD	2,845,578	MYR	11,600,000	JPMorgan Chase Bank, N.A.	1/24/19	76,862	—
MXN	440,000,000	USD	22,320,777	HSBC Bank USA, N.A.	1/25/19	—	(946,164)
PLN	15,000,000	USD	4,016,712	HSBC Bank USA, N.A.	1/25/19	—	(98,076)
PLN	64,631,555	USD	17,307,088	HSBC Bank USA, N.A.	1/25/19	—	(422,585)
USD	4,408,739	MYR	18,000,000	JPMorgan Chase Bank, N.A.	1/25/19	112,486	—
USD	4,278,653	MYR	17,400,000	Standard Chartered Bank	1/25/19	125,608	—
USD	4,245,399	MYR	17,300,000	Standard Chartered Bank	1/25/19	116,222	—
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(258,897)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(258,652)
USD	426,511	KZT	146,080,000	Deutsche Bank AG	1/28/19	38,886	—
USD	158,949	KZT	54,440,000	Deutsche Bank AG	1/28/19	14,492	—
USD	860,785	TRY	3,589,471	Deutsche Bank AG	1/28/19	251,467	—
USD	885,714	TRY	3,689,000	Standard Chartered Bank	1/28/19	259,502	—
COP	25,975,028,770	USD	8,213,318	Goldman Sachs International	1/29/19	—	(171,821)
CZK	360,002,822	EUR	13,935,136	Goldman Sachs International	1/29/19	—	(64,489)
EUR	36,422	USD	41,908	Citibank, N.A.	1/29/19	—	(317)
EUR	32,726,000	USD	37,654,948	Citibank, N.A.	1/29/19	—	(285,132)
HUF	2,972,240,000	EUR	9,173,552	Citibank, N.A.	1/29/19	—	(29,454)
PLN	44,130,700	EUR	10,184,312	Bank of America, N.A.	1/29/19	—	(99,457)
PLN	4,415,000	EUR	1,018,779	Societe Generale	1/29/19	—	(9,839)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

RUB	107,052,000	USD	1,618,187	Standard Chartered Bank	1/29/19	$—	$(8,679)
RUB	1,163,143,182	USD	17,581,957	Standard Chartered Bank	1/29/19	—	(94,297)
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	108,515	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	—	(43,870)
USD	3,793,276	EUR	3,296,745	Citibank, N.A.	1/29/19	28,724	—
USD	642,673	EUR	558,549	Citibank, N.A.	1/29/19	4,866	—
USD	6,611,844	RUB	437,409,836	Standard Chartered Bank	1/29/19	35,461	—
USD	3,930,860	RUB	260,048,000	Standard Chartered Bank	1/29/19	21,082	—
USD	8,278,116	UAH	241,721,000	Goldman Sachs International	1/29/19	118,733	—
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	—	(12,370)
USD	1,071,728	UAH	31,315,900	Goldman Sachs International	1/30/19	15,297	—
UGX	3,041,210,000	USD	742,664	Citibank, N.A.	2/11/19	51,260	—
UGX	4,261,176,000	USD	1,097,393	Standard Chartered Bank	2/14/19	14,361	—
UGX	4,305,277,000	USD	1,099,688	Standard Chartered Bank	2/15/19	23,353	—
EUR	48,456,818	USD	56,809,320	Goldman Sachs International	2/21/19	—	(1,364,128)
USD	3,950,207	EUR	3,369,420	Goldman Sachs International	2/21/19	94,854	—
UGX	4,312,974,000	USD	1,099,687	Standard Chartered Bank	2/28/19	22,520	—
USD	5,224,931	EUR	4,438,779	JPMorgan Chase Bank, N.A.	2/28/19	142,832	—
USD	15,176,115	EUR	12,928,496	Standard Chartered Bank	3/14/19	355,395	—
MYR	88,400,000	USD	21,280,693	Goldman Sachs International	4/4/19	—	(216,933)
MYR	6,500,000	USD	1,556,513	Morgan Stanley & Co. International PLC	4/4/19	—	(7,708)
DOP	492,000,000	USD	9,627,577	Citibank, N.A.	4/9/19	—	(106,625)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	—	(1,394,244)
UGX	1,857,890,000	USD	473,107	Standard Chartered Bank	4/11/19	6,392	—
UGX	4,621,720,000	USD	1,177,118	Citibank, N.A.	4/25/19	12,483	—
UGX	3,233,200,000	USD	823,745	Standard Chartered Bank	4/30/19	7,661	—
UGX	4,679,050,000	USD	1,177,120	Citibank, N.A.	6/26/19	11,290	—
XOF	315,025,569	EUR	461,711	Societe Generale	9/30/19	—	(16,088)
XOF	186,020,000	EUR	272,697	ICBC Standard Bank PLC	10/4/19	—	(9,844)
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(3,270,257)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,291,792)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(280,438)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(289,083)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(36,686)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(370,342)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(360,635)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(3,445,743)

						$16,141,865	$(34,315,124)

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

12/7/18	COP	27,714,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$8,608,404	$(76,615)
12/7/18	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	4,037,888	(33,769)
12/7/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	1,985,709	(7,762)
12/7/18	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	11,492,450	(112,201)
12/7/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	10,639,772	(2,745)
12/7/18	COP	15,000,000	Republic of Colombia, 11.00%, 7/24/20	Deutsche Bank AG	4,659,101	19,443

						$(213,649)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	12/17/18	$(11,081,945)	$81,218
10-Year USD Deliverable Interest Rate Swap	71	Short	12/17/18	(6,936,922)	129,797
U.S. 5-Year Treasury Note	225	Short	12/31/18	(25,286,133)	174,023

					$385,038

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	$128,314	$—	$128,314
BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	64,807	—	64,807
BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	66,097	—	66,097
BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	131,280	—	131,280

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	$200,181	$—	$200,181
BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	238,030	—	238,030
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	257,028	—	257,028
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	63,007	—	63,007
BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	293,657	—	293,657
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	(10,903)	—	(10,903)
CZK	291,600	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(195,687)	—	(195,687)
CZK	259,650	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(161,942)	—	(161,942)
CZK	262,453	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	(158,855)	—	(158,855)
CZK	70,860	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	(38,804)	—	(38,804)
CZK	86,810	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	(51,929)	—	(51,929)
CZK	93,030	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	(67,070)	—	(67,070)
CZK	185,535	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	(120,134)	—	(120,134)
CZK	9,353	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	(6,527)	—	(6,527)
CZK	75,240	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	(52,049)	—	(52,049)
CZK	46,770	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/10/23	(33,743)	—	(33,743)
CZK	38,167	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	(28,273)	—	(28,273)
CZK	44,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	(32,001)	—	(32,001)
CZK	123,830	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	189,157	—	189,157
CZK	101,460	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	143,942	—	143,942
CZK	102,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	143,825	—	143,825

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	27,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	$30,871	$—	$30,871
CZK	48,940	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	61,047	—	61,047
CZK	34,180	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	41,294	—	41,294
CZK	97,069	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	106,075	—	106,075
CZK	39,650	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/8/28	46,901	—	46,901
CZK	4,930	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	5,827	—	5,827
CZK	24,660	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	29,734	—	29,734
CZK	22,970	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	27,325	—	27,325
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(60,745)	(50,431)	(111,176)
MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(126,774)	—	(126,774)
MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(150,146)	—	(150,146)
MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(152,629)	—	(152,629)
MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(401,332)	(19,603)	(420,935)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(605,343)	(5,015)	(610,358)
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(421,078)	—	(421,078)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(977,061)	—	(977,061)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(661,593)	(6,136)	(667,729)
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	(285,555)	(14,992)	(300,547)
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(585,825)	—	(585,825)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	$71,446	$—	$71,446
PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	82,963	—	82,963
PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	11,619	—	11,619
PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	8,566	—	8,566
PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	40,235	—	40,235
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	(931)	—	(931)
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	7,223	—	7,223
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(29,256)	—	(29,256)
PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	86,930	—	86,930
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	326,932	—	326,932
USD	2,208	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	101,474	—	101,474
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	12	8	20
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	338	—	338
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	466	(24)	442
USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	539	—	539
USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	3,084	—	3,084
USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	2,851	190	3,041
USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	1,320	—	1,320
USD	112	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	2,902	(167)	2,735
USD	447	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	12,872	—	12,872
USD	220	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	6,634	—	6,634
ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	(69,424)	—	(69,424)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	97,970	—	97,970
ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	(79,792)	—	(79,792)

						$(2,430,626)	$(96,170)	$(2,526,796)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,543,258
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(52,866)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	54,682
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	225,429
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(101,506)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(29,419)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(137,635)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	(36,915)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	882,123
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	21,756
Citibank, N.A.	MYR	24,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(16,155)
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	(2,671)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	(11,064)
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(79,016)
Citibank, N.A.	THB	870,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	(94,371)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(127,516)
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	(10,410)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	(18,457)
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	75,323
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	225,050
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	27,684

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	$5,069
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	6,628
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	(2,926)
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	27,578
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	293,805
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(64,737)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	50,221
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	4,666
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	6,079
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	18,957
JPMorgan Chase Bank, N.A.	MYR	14,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	(3,011)
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	(5,487)
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	(3,011)
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	(3,013)
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	(13,629)
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	(7,289)
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	33,753
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	15.58% (pays upon termination)	1/2/19	2,203,536
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(139,664)
Morgan Stanley & Co. International PLC	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.98% (pays quarterly)	10/23/23	6,170

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	$222,003
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	478,524
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	3,703
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	8,522
Standard Chartered Bank	MYR	14,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	(1,404)
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(3,778)
Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(3,978)
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(4,360)
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	(37,084)

							$5,413,147

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.30.V1)	$40	1.00% (pays quarterly)(1)		12/20/23	$1,862	$(1,910)	$(48)
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	60	1.00% (pays quarterly)(1)		12/20/23	2,793	(2,699)	94
South Africa	150	1.00% (pays quarterly)(1)		12/20/19	416	(1,037)	(621)
South Africa	100	1.00% (pays quarterly	)(1)	3/20/20	531	(862)	(331)

Total					$5,602	$(6,508)	$(906)

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	2.10%	$(57,151)	$104,559	$47,408
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	3.14	(133,405)	55,901	(77,504)
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	3.14	(56,300)	23,282	(33,018)

Total		$12,450				$(246,856)	$183,742	$(63,114)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized (Depreciation)

South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$824	$(1,578)	$(754)

South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	824	(1,824)	(1,000)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	526	(553)	(27)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	526	(606)	(80)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	526	(738)	(212)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	5,110	(5,364)	(254)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	275	(721)	(446)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	275	(865)	(590)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	526	(596)	(70)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	526	(617)	(91)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	526	(852)	(326)

Total					$10,464	$(14,314)	$(3,850)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized (Depreciation)

Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	$(838,706)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(1,279,483)

						$(2,118,189)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$14,921
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(4,606)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(7,327)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(10,651)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	21,401
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	22,840

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	$22,698
Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 94,530,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	(1,699)
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(6,151,857)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	12,427
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(3,325,959)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(8,620,236)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(19,758)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(38,178)

				$(18,085,984)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARLLMONP	–	Argentina Blended Policy Rate
BADLAR	–	Buenos Aires Deposits of Large Amount Rate
LIBOR	–	London Interbank Offered Rate
OMO	–	Open Market Operation

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UAH	–	Ukrainian Hryvnia
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
XOF	–	West African CFA Franc
ZAR	–	South African Rand

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $738,884,305)	$683,186,261
Affiliated investment, at value (identified cost, $130,804,601)	130,790,783
Cash	3,815,014
Deposits for derivatives collateral —
Financial futures contracts	710,450
Centrally cleared swap contracts	5,791,032
OTC derivatives	1,099,910
Foreign currency, at value (identified cost, $12,448,095)	12,398,462
Interest receivable	9,506,183
Dividends receivable from affiliated investment	190,205
Receivable for investments sold	2,182,750
Receivable for variation margin on open financial futures contracts	76,977
Receivable for open forward foreign currency exchange contracts	16,141,865
Receivable for open swap contracts	6,566,214
Upfront payments on open non-centrally cleared swap contracts	14,314
Receivable for open non-deliverable bond forward contracts	19,443
Tax reclaims receivable	2,600
Total assets	$872,492,463

Liabilities
Cash collateral due to brokers	$1,099,910
Payable for investments purchased	30,303,831
Payable for variation margin on open centrally cleared swap contracts	523,865
Payable for open forward foreign currency exchange contracts	34,315,124
Payable for open swap contracts	21,424,204
Upfront receipts on open non-centrally cleared swap contracts	183,742
Payable for open non-deliverable bond forward contracts	233,092
Payable to affiliates:
Investment adviser fee	422,188
Trustees’ fees	2,967
Accrued foreign capital gains taxes	56,924
Accrued expenses	656,509
Total liabilities	$89,222,356
Net Assets applicable to investors’ interest in Portfolio	$783,270,107

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest (net of foreign taxes, $3,024,696)	$60,890,851
Dividends from affiliated investment	1,495,095
Total investment income	$62,385,946

Expenses
Investment adviser fee	$5,009,058
Trustees’ fees and expenses	33,020
Custodian fee	1,300,503
Legal and accounting services	160,256
Interest expense and fees	136,665
Miscellaneous	39,701
Total expenses	$6,679,203

Net investment income	$55,706,743

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $78,129)	$(40,761,216)
Investment transactions — affiliated investment	(544)
Written options	388,906
Financial futures contracts	1,317,678
Swap contracts	(413,212)
Foreign currency transactions	(4,366,011)
Forward foreign currency exchange contracts	(19,616,162)
Non-deliverable bond forward contracts	(257,204)
Net realized loss	$(63,707,765)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $459,107)	$(49,632,671)
Investments — affiliated investment	(12,095)
Written options	(212,200)
Financial futures contracts	179,243
Swap contracts	(14,165,057)
Foreign currency	(111,599)
Forward foreign currency exchange contracts	(14,150,666)
Non-deliverable bond forward contracts	(181,618)
Net change in unrealized appreciation (depreciation)	$(78,286,663)

Net realized and unrealized loss	$(141,994,428)

Net decrease in net assets from operations	$(86,287,685)

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$55,706,743	$25,155,105
Net realized gain (loss)	(63,707,765)	12,815,031
Net change in unrealized appreciation (depreciation)	(78,286,663)	(6,695,693)
Net increase (decrease) in net assets from operations	$(86,287,685)	$31,274,443
Capital transactions —
Contributions	$374,720,915	$284,624,454
Withdrawals	(122,344,587)	(47,021,808)
Net increase in net assets from capital transactions	$252,376,328	$237,602,646

Net increase in net assets	$166,088,643	$268,877,089

Net Assets
At beginning of year	$617,181,464	$348,304,375
At end of year	$783,270,107	$617,181,464

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018		2017		2016		2015		2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.87	%(2)	0.81	%(3)	0.91	%(3)	0.95	%(3)	0.92	%(3)
Net investment income	7.22%		5.90%		5.94%		5.88%		5.53%
Portfolio Turnover	52%		40%		73%		47%		97%

Total Return	(9.33)%		8.23%		16.39%		(17.07)%		0.00	%(4)

Net assets, end of year (000’s omitted)	$783,270		$617,181		$348,304		$280,052		$423,532

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(3)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07% and 0.06% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

(4)	Amount is less than 0.005%.

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 90.3%, 6.9%, 1.6% and 1.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

42

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise

43

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation

44

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $5,009,058 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $276,946,758 and $230,446,300, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$825,967,846

Gross unrealized appreciation	$8,034,368
Gross unrealized depreciation	(13,104,398)

Net unrealized depreciation	$(5,070,030)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments.

At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

45

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $56,104,904. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $51,951,401 at October 31, 2018.

The OTC derivatives in which the Portfolio invests (except for written options, as the Portfolio, not the counterparty is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2018.

46

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$5,602 *	$—	$3,519,813 *	$3,525,415
Receivable for open forward foreign currency exchange contracts	—	16,141,865	—	16,141,865
Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	10,464	—	6,518,806	6,529,270
Receivable for open non-deliverable bond forward contracts	—	—	19,443	19,443

Total Asset Derivatives	$16,066	$16,141,865	$10,058,062	$26,215,993

Derivatives not subject to master netting or similar agreements	$5,602	$—	$3,519,813	$3,525,415

Total Asset Derivatives subject to master netting or similar agreements	$10,464	$16,141,865	$6,538,249	$22,690,578

Not applicable	$—	$—	$(5,565,401)*	$(5,565,401)
Payable for open forward foreign currency exchange contracts	—	(34,315,124)	—	(34,315,124)
Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(246,856)	(2,118,189)	(19,191,643)	(21,556,688)
Payable for open non-deliverable bond forward contracts	—	—	(233,092)	(233,092)

Total Liability Derivatives	$(246,856)	$(36,433,313)	$(24,990,136)	$(61,670,305)

Derivatives not subject to master netting or similar agreements	$—	$—	$(5,565,401)	$(5,565,401)

Total Liability Derivatives subject to master netting or similar agreements	$(246,856)	$(36,433,313)	$(19,424,735)	$(56,104,904)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

47

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$1,940,629	$(1,940,629)	$—	$—	$—	$—
Barclays Bank PLC	965,333	(157,688)	—	(680,000)	127,645	680,000
Citibank, N.A.	418,785	(418,785)	—	—	—	—
Credit Suisse International	570,306	(111,450)	—	(270,000)	188,856	270,000
Deutsche Bank AG	755,251	(755,251)	—	—	—	—
Goldman Sachs International	1,757,514	(1,757,514)	—	—	—	—
HSBC Bank USA, N.A.	50,221	(50,221)	—	—	—	—
JPMorgan Chase Bank, N.A.	446,659	(446,659)	—	—	—	—
Morgan Stanley & Co. International PLC	2,209,706	(226,714)	(1,982,992)	—	—	—
Nomura International PLC	712,752	—	(612,104)	—	100,648	—
Standard Chartered Bank	12,437,896	(8,506,463)	(3,931,433)	—	—	9,910
The Bank of Nova Scotia	418,161	(125,832)	—	(140,000)	152,329	140,000
UBS AG	7,365	(7,365)	—	—	—	—

	$22,690,578	$(14,504,571)	$(6,526,529)	$(1,090,000)	$569,478	$1,099,910

48

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(5,744,873)	$1,940,629	$3,804,244	$—	$—	$—
Barclays Bank PLC	(157,688)	157,688	—	—	—	—
BNP Paribas	(95,851)	—	52,890	—	(42,961)	—
Citibank, N.A.	(4,784,223)	418,785	4,365,438	—	—	—
Credit Agricole Corporate and Investment Bank	(1,182,796)	—	931,664	—	(251,132)	—
Credit Suisse International	(111,450)	111,450	—	—	—	—
Deutsche Bank AG	(8,693,936)	755,251	7,938,685	—	—	—
Goldman Sachs International	(19,182,915)	1,757,514	17,425,401	—	—	—
HSBC Bank USA, N.A.	(1,769,209)	50,221	815,954	—	(903,034)	—
ICBC Standard Bank PLC	(9,844)	—	—	—	(9,844)	—
JPMorgan Chase Bank, N.A.	(3,993,486)	446,659	3,256,108	—	(290,719)	—
Morgan Stanley & Co. International PLC	(226,714)	226,714	—	—	—	—
Societe Generale	(25,927)	—	—	—	(25,927)	—
Standard Chartered Bank	(8,506,463)	8,506,463	—	—	—	—
The Bank of Nova Scotia	(125,832)	125,832	—	—	—	—
UBS AG	(1,493,697)	7,365	1,263,120	—	(223,212)	—

	$(56,104,904)	$14,504,571	$39,853,504	$—	$(1,746,829)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,099,910

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

49

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$(496,024)	$—
Written options	—	(388,906)	—
Financial futures contracts	—	—	1,317,678
Swap contracts	(51,585)	—	(361,627)
Forward foreign currency exchange contracts	—	(19,616,162)	—
Non-deliverable bond forward contracts	—	—	(257,204)

Total	$(51,585)	$(20,501,092)	$698,847

Change in unrealized appreciation (depreciation) —
Investments	$—	$459,501	$—
Written options	—	(212,200)	—
Financial futures contracts	—	—	179,243
Swap contracts	(232,491)	(2,118,189)	(11,814,377)
Forward foreign currency exchange contracts	—	(14,150,666)	—
Non-deliverable bond forward contracts	—	—	(181,618)

Total	$(232,491)	$(16,021,554)	$(11,816,752)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$40,283,000	$1,288,863,000	$39,057,000	$758,476,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately $12,742,000 and $10,884,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are

50

Emerging Markets Local Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$414,030,841	$—	$414,030,841
Foreign Corporate Bonds	—	3,647,734	—	3,647,734
Sovereign Loans	—	3,550,559	—	3,550,559
Short-Term Investments —
Foreign Government Securities	—	121,320,651	—	121,320,651
U.S. Treasury Obligations	—	140,636,476	—	140,636,476
Other	—	130,790,783	—	130,790,783

Total Investments	$—	$813,977,044	$—	$813,977,044

Forward Foreign Currency Exchange Contracts	$—	$16,141,865	$—	$16,141,865
Non-deliverable Bond Forward Contracts	—	19,443	—	19,443
Futures Contracts	385,038	—	—	385,038
Swap Contracts	—	9,669,647	—	9,669,647

Total	$385,038	$839,807,999	$—	$840,193,037

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(34,315,124)	$—	$(34,315,124)
Non-deliverable Bond Forward Contracts	—	(233,092)	—	(233,092)
Swap Contracts	—	(27,122,089)	—	(27,122,089)

Total	$—	$(61,670,305)	$—	$(61,670,305)

51

Emerging Markets Local Income Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

52

Eaton Vance Emerging Markets Local Income Fund

Emerging Markets Local Income Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Emerging Markets Local Income Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	109,776,367	724,676
Keith Quinton	109,772,336	728,707
Marcus L. Smith	109,777,478	723,565
Susan J. Sutherland	109,925,440	575,603
Scott E. Wennerholm	109,776,367	724,676

Results are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Emerging Markets Local Income Portfolio.

Emerging Markets Local Income Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	99%	1%
Keith Quinton	99%	1%
Marcus L. Smith	99%	1%
Susan J. Sutherland	99%	1%
Scott E. Wennerholm	99%	1%

Results are rounded to the nearest whole number.

53

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

54

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

55

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$86,772	$87,967
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$21,452	$25,452
All Other Fees(3)	$0	$0

Total	$108,224	$113,419

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$21,452	$25,452
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018